Deferred consideration and contingent payments	12 Months Ended
Dec. 31, 2024
Deferred consideration and contingent payments
Deferred consideration and contingent payments
16.	Deferred consideration and contingent payments

Under the terms of the Tintic Transaction, the Company funded the consideration paid of $199.5 million for the acquisition through the issuance of common shares of Osisko Development, cash payments, the issuance of NSR royalties described in Note 10, US$12.5 million in deferred payments and the granting of certain other contingent payments, rights and obligations. As at December 31, 2024, the outstanding amount for the deferred payments is US$7.5 million ($10.8 million).

The movement of the deferred consideration and contingent payments is as follows:

	2024	2023
	($)	($)
Balance – Beginning of year	13,852	16,638
Interest capitalized	727	922
Cash payment	—	(334)
Settlement in shares	(3,409)	(2,986)
Foreign exchange	1,062	(388)
Balance – End of year	12,232	13,852

Current portion	3,597	3,307
Non-current portion	8,635	10,545
	12,232	13,852